Tax Receivable Agreement and Income Taxes - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Percentage of net cash saving to be paid					85.00%		85.00%
Percentage of net cash saving to be retained					15.00%		15.00%
Total TRA liability recognized	$ 5,242,000	$ 5,242,000	$ 41,000		$ 41,000		$ 41,000	$ 5,242,000
Outside basis difference in partnership interest							0	6,200,000
Valuation allowance	460,000	460,000					7,709,000	460,000
Increase in valuation allowance							7,200,000
Payment on tax receivable agreement					0	$ 0	0	100,000
Derecognition of tax receivable agreement liability			0	$ 5,201,000	0	$ 5,201,000	5,201,000	0
Uncertain tax positions	$ 0	$ 0	$ 0		0		0	0
Penalties and interest related to uncertain tax positions					$ 0		0	$ 0
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards							3,700,000
Domestic Tax Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards							$ 5,800,000
Common Class A | Direct Digital Management LLC
Income Tax Contingency [Line Items]
Number of units exchanged (in shares)	7,455	7,455					0	7,455